RIGHT OF USE ASSETS - Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RIGHT OF USE ASSETS
Depreciation	€ 579	€ 230
Selling, general and administrative expenses
RIGHT OF USE ASSETS
Depreciation	€ 579	€ 230